Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance at beginning of the year	$ 29,864	$ 34,099	$ 32,641
Additions	12,205	6,399	11,718
Amortization	(9,898)	(9,653)	(9,322)
Transfer to assets held for sale			(138)
Derecognition of deferred charges		(553)
Write-off	(3,496)	(428)	(800)
Balance at the end of the year	28,675	29,864	34,099
Financing Costs [Member]
Balance at beginning of the year	9,954	11,313	11,923
Additions	2,055	210	547
Amortization	(2,084)	(1,569)	(1,143)
Transfer to assets held for sale			0
Derecognition of deferred charges		0
Write-off	(2,023)	0	(14)
Balance at the end of the year	7,902	9,954	11,313
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the year	19,910	22,786	20,718
Additions	10,150	6,189	11,171
Amortization	(7,814)	(8,084)	(8,179)
Transfer to assets held for sale			(138)
Derecognition of deferred charges		(553)
Write-off	(1,473)	(428)	(786)
Balance at the end of the year	$ 20,773	$ 19,910	$ 22,786